Other Non-Financial Assets - Summary of Other Assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Assets [Abstract]
Sales tax receivable	€ 93.8	€ 26.7
Deferred expenses	88.7	62.1
Prepayments related to CRO and CMO contracts	35.3	22.8
Prepayments related to service contracts	31.3	6.5
Other	29.3	9.7
Total	278.4	127.8
Total current	271.9	113.4
Total non-current	€ 6.5	€ 14.4